Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2021
Text Block [Abstract]
Summary of Intangible Assets

	Goodwill	Technology License Fees	Software and System Design Costs	Patent and Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Cost

Balance at January 1, 2020	$5,693.4	$15,855.0	$33,024.0	$8,302.9	$62,875.3
Additions	—	6,035.2	1,292.0	2,863.1	10,190.3
Disposals or retirements	—	—	(48.8)	—	(48.8)
Effect of exchange rate changes	(75.9)	(3.4)	(17.3)	(1.3)	(97.9)

Balance at June 30, 2020	$5,617.5	$21,886.8	$34,249.9	$11,164.7	$72,918.9

Accumulated amortization and impairment

Balance at January 1, 2020	$—	$9,823.8	$26,502.1	$5,896.4	$42,222.3
Additions	—	1,021.9	1,856.2	486.3	3,364.4
Disposals or retirements	—	—	(48.8)	—	(48.8)
Effect of exchange rate changes	—	(3.3)	(10.3)	(1.0)	(14.6)

Balance at June 30, 2020	$—	$10,842.4	$28,299.2	$6,381.7	$45,523.3

Carrying amounts at January 1, 2020	$5,693.4	$6,031.2	$6,521.9	$2,406.5	$20,653.0

Carrying amounts at June 30, 2020	$5,617.5	$11,044.4	$5,950.7	$4,783.0	$27,395.6

Cost

Balance at January 1, 2021	$5,436.6	$22,161.7	$36,239.0	$11,277.6	$75,114.9
Additions	—	1,005.0	3,708.2	90.7	4,803.9
Disposals or retirements	—	—	(13.8)	—	(13.8)
Effect of exchange rate changes	(28.2)	1.1	2.1	0.2	(24.8)

Balance at June 30, 2021	$5,408.4	$23,167.8	$39,935.5	$11,368.5	$79,880.2

Accumulated amortization and impairment

Balance at January 1, 2021	$—	$12,226.2	$30,111.7	$7,008.9	$49,346.8
Additions	—	1,334.1	2,068.5	605.8	4,008.4
Disposals or retirements	—	—	(12.6)	—	(12.6)
Effect of exchange rate changes	—	1.1	1.3	0.1	2.5

Balance at June 30, 2021	$—	$13,561.4	$32,168.9	$7,614.8	$53,345.1

Carrying amounts at January 1, 2021	$5,436.6	$9,935.5	$6,127.3	$4,268.7	$25,768.1

Carrying amounts at June 30, 2021	$5,408.4	$9,606.4	$7,766.6	$3,753.7	$26,535.1